Equity	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Equity
Note 16: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)	2023			2022
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 27	20,000,000	500	0.96	20,000,000	500	0.96
Class B – Series 29	16,000,000	400	0.91	16,000,000	400	0.91
Class B – Series 31	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.76
Class B – Series 44	16,000,000	400	1.21	16,000,000	400	1.21
Class B – Series 46	14,000,000	350	1.28	14,000,000	350	1.28
Class B – Series 50 (1)	500,000	500	73.73	500,000	500	24.64
Class B – Series 52 (2)	650,000	650	57.52	–	–	–
Preferred Shares – Classified as Equity		3,300			2,650
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658			658
4.300% Series 1 LRCNs		1,250			1,250
5.625% Series 2 LRCNs		750			750
7.325% Series 3 LRCNs		1,000			1,000
Preferred Shares and Other Equity Instruments		6,958			6,308
Common Shares
Balance at beginning of year	677,106,878	17,744		648,136,472	13,599
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	13,482,314	1,609		7,531,233	999
Issued under the Stock Option Plan and other stock-based compensation plans (Note 20)	724,853	61		733,591	57
Treasury shares sold/(purchased)	101,178	14		(138,168)	(17)
Issued to align capital position with increased regulatory requirements as announced by OSFI	28,331,227	3,360		–	–
Issued for acquisitions (Note 10)	1,162,711	153		20,843,750	3,106
Balance at End of Year (3)	720,909,161	22,941	5.80	677,106,878	17,744	5.44

(1)	On July 27, 2022, we issued Class B Series 50 Preferred Shares for $500 million.
(2)	On January 31, 2023, we issued Class B Series 52 Preferred Shares for $650 million.
(3)	Common shares are net of 73,511 treasury shares as at October 31, 2023 (174,689 treasury shares as at October 31, 2022).
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Non-cumulative dividend	(1)	Reset premium	Date redeemable / convertible		Convertible to

Class B – Series 27	25.00	$0.240750	(2)	2.33%	May 25, 2024	(3)(4)	Class B – Series 28	(5)(6)
Class B – Series 29	25.00	$0.226500	(2)	2.24%	August 25, 2024	(3)(4)	Class B – Series 30	(5)(6)
Class B – Series 31	25.00	$0.240688	(2)	2.22%	November 25, 2024	(3)(4)	Class B – Series 32	(5)(6)
Class B – Series 33	25.00	$0.190875	(2)	2.71%	August 25, 2025	(3)(4)	Class B – Series 34	(5)(6)
Class B – Series 44	25.00	$0.303125	(2)	2.68%	November 25, 2023	(3)(4)	Class B – Series 45	(5)(6)
Class B – Series 46	25.00	$0.318750	(2)	3.51%	May 25, 2024	(3)(4)	Class B – Series 47	(5)(6)
Class B – Series 50	1,000.00	$36.865000	(2)	4.25%	November 26, 2027	(3)	Not convertible	(6)
Class B – Series 52	1,000.00	$35.285000	(2)	4.25%	May 26, 2028	(3)	Not convertible	(6)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred shares, which are payable semi-annually.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Redeemable on the date noted and every five years thereafter.
(4)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(5)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(6)
The shares issued include a NVCC provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.

On October 19, 2023, we announced that we did not intend to exercise our right to redeem the current outstanding Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 44 (Preferred Shares Series 44) on November 25, 2023. As a result, subject to certain conditions, the holders of Preferred Shares Series 44 had the right, at their option, by November 10, 2023, to convert any or all of their Preferred Shares Series 44 on a one-for-one basis into Non-Cumulative Floating Rate Class B Preferred Shares, Series 45 (Preferred Shares Series 45). During the conversion period, which ran from October 25, 2023 to November 10, 2023, 93,870 Preferred Shares Series 44 were tendered for conversion into Preferred Shares Series 45, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 44 prospectus supplement dated September 10, 2018. As a result, no Preferred Shares Series 45 were issued and the holders of Preferred Shares Series 44 retained their shares. The dividend rate for the Preferred Shares Series 44 for the five-year
period commencing November 25, 2023 to, but excluding, November 25, 2028 will be
6.816%.
On January 31, 2023, we issued 650,000
Non-Cumulative
5-Year
Fixed Rate Reset Class B Preferred Shares, Series 52 (NVCC) at a price of $1,000 per share for gross proceeds of $650 million. For the initial fixed rate period to, but excluding, May 26, 2028, the shares pay non-cumulative
preferential fixed semi-annual cash dividends, as and when declared, in the amount of $70.57 per share per annum, to yield 7.057% annually. The dividend rate will reset on May 26, 2028 and every five years thereafter at a rate equal to the 5-year Government of Canada bond yield plus 4.250%.

Other Equity Instruments
The $1,250 million 4.300% Series 1 LRCNs (NVCC), $750 million 5.625% Series 2 LRCNs (NVCC) and $1,000 million 7.325% Series 3 LRCNs (NVCC) are classified as equity and form part of our Additional Tier 1 Capital. Upon the occurrence of a recourse event, the noteholders will have recourse to assets held in a consolidated trust managed by a third-party trustee. The trust assets are currently comprised of $1,250 million of BMO issued
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 48 (NVCC) (Preferred Shares Series 48), $750 million of BMO issued
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 49 (NVCC) (Preferred Shares Series 49) and $1,000 million of BMO issued
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares, Series 51 (NVCC) (Preferred Shares Series 51) issued concurrently with Series 1, Series 2 and Series 3 LRCNs, respectively. As the Preferred Shares Series 48, Series 49 and Series 51 eliminate on consolidation, they do not currently form part of our Additional Tier 1 Capital.
The US$500 million 4.800% AT1 Notes (NVCC) are also classified as equity and form part of our Additional Tier 1 Capital.
The LRCNs and AT1 Notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instruments and, as a result, the full amount of proceeds have been classified as equity. Semi-annual distributions on the LRCNs and AT1 Notes will be recorded when payable. The LRCNs and AT1 Notes are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2023 and 2022.

(Canadian $ in millions, except as noted)					2023	2022
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% AT1 Notes	US$ 500	4.800 (1)	August 2024 (2)	Variable number of common shares (3)	658	658
4.300% Series 1 LRCNs	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (3)(4)	1,250	1,250
5.625% Series 2 LRCNs	$ 750	5.625 (4)	May 2027 (2)	Variable number of common shares (3)(4)	750	750
7.325% Series 3 LRCNs	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (3)(4)	1,000	1,000
Total					3,658	3,658

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)	The notes issued include a NVCC provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.
(4)
Non-deferrable
interest is payable semi-annually on these notes, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48 for Series 1 LRCNs, Preferred Shares Series 49 for Series 2 LRCNs and Preferred Shares Series 51 for Series 3 LRCNs. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 for Series 1, Series 2 and Series 3 LRCNs, respectively, would be converted into common shares of the bank (described below), the LRCNs would be redeemed, with the noteholders’ sole remedy being their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion.

Common Shares
On December 16, 2022, we issued 13,575,750 common shares for $1,610 million through a public offering and 8,431,700 common shares for $1,000 million under a private placement. On January 25, 2023, we issued an additional 6,323,777 common shares for $750 million to BNP Paribas S.A. under a private placement. In total, we issued 28,331,227 common shares for $3,360 million to align our capital position with increased regulatory requirements as announced by OSFI on December 8, 2022.
On December 1, 2022, we issued 1,162,711 common shares for $153 million for the acquisition of Radicle Group Inc. Refer to Note 10 for further information.
Authorized Share Capital
We classify financial instruments that we issue as financial liabilities, equity instruments or compound instruments. Financial instruments that will be settled by a variable number of our common shares upon conversion by the holders are classified as liabilities in our Consolidated Balance Sheet. Dividends and interest payments on financial liabilities are classified as interest expense in our Consolidated Statement of Income. Financial instruments are classified as equity instruments when there is no contractual obligation to transfer cash or other financial assets. Issued instruments that are not mandatorily redeemable, or that are not convertible into a variable number of our common shares at the holder’s option, are classified as equity and presented in share capital. Dividend payments on equity instruments are recognized as a reduction in equity.
Common Shares
We are authorized by our shareholders to issue an unlimited number of our common shares, without par value, for unlimited consideration. Our common shares are not redeemable or convertible. Dividends are declared by our Board of Directors at their discretion. Historically, the Board of Directors has declared dividends on a quarterly basis and the amount can vary from quarter to quarter.
Preferred Shares
We are authorized by our shareholders to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares, without par value, in series, for unlimited consideration. Class B Preferred Shares may be issued in a foreign currency.
Treasury Shares
When we purchase our common shares as part of our trading business, we record the cost of those shares as a reduction in shareholders’ equity. If those shares are resold at a price higher than their cost, the premium is recorded as an increase in contributed surplus. If those shares are resold at a price below their cost, the discount is recorded as a reduction first to contributed surplus and then to retained earnings for any amount in excess of the total contributed surplus related to treasury shares.

Non-Viability
Contingent Capital
Our preferred shares, AT1 Notes and LRCNs, by virtue of the recourse to the preferred shares held in the consolidated trusts, include a NVCC provision, which is necessary for them to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted, or agreed to accept, a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument issuance, including declared and unpaid dividends on such preferred share or other equity instrument issuance, by the conversion price and then applying the multiplier.
Normal Course Issuer Bid
We did not establish a normal course issuer bid in the current fiscal year.
Share Redemption and Dividend Restrictions
OSFI must approve any plan to redeem any of our preferred share issues or other equity instruments for cash.
We are prohibited from declaring dividends on our preferred or common shares when we would be, as a result of paying such a dividend, in contravention of the capital adequacy, liquidity or any other regulatory directive issued under the
Bank Act (Canada)
. In addition, common share dividends cannot be paid unless all dividends declared and payable on our preferred shares have been paid or sufficient funds have been set aside to do so and, in certain circumstances, Class B Preferred Share dividends cannot be paid unless dividends on our Preferred Shares Series 48, Preferred Shares Series 49 and Preferred Shares Series 51 have been paid.
In addition, if the bank does not pay the interest in full on the AT1 Notes, the bank will not declare dividends on its common shares or preferred shares, or redeem, purchase or otherwise retire such shares, until the month commencing after the bank resumes full interest payments on the AT1 Notes.
Currently, these limitations do not restrict the payment of dividends on common or preferred shares.
Shareholder Dividend Reinvestment and Share Purchase Plan
We offer a Dividend Reinvestment and Share Purchase Plan (the Plan) for our shareholders. Participation in the Plan is optional. Under the terms of the Plan, cash dividends on common shares are reinvested to purchase additional common shares. Shareholders also have the opportunity to make optional cash payments to acquire additional common shares.
Until further notice, common shares under the Plan are issued by the bank from treasury with a 2% discount, calculated in accordance with the terms of the Plan. The discount will not apply to common shares purchased under the Optional Cash Payment feature of the Plan.
We issued 13,482,314 common shares under the Plan for the year ended October 31, 2023 (7,531,233 for the year ended October 31, 2022).
Potential Share Issuances
As at October 31, 2023, we had reserved 12,187,362 common shares (25,669,677 as at October 31, 2022) for potential issuance in respect of the Plan. We have also reserved 6,312,576 common shares (5,976,870 as at October 31, 2022) for the potential exercise of stock options, as further described in Note 20.
Non-Controlling
Interest
Non-controlling
interest in subsidiaries, relating to our acquisition of Bank of the West, was $28 million as at October 31, 2023 ($nil million as at October 31, 2022). Refer to Note 10 for further information.